Consolidated Statement of Changes in Equity/(Deficit)	Issued capital [member] USD ($)	Issued capital [member] HKD ($)	Retained earnings [member] USD ($)	Retained earnings [member] HKD ($)	Other reserves [member] USD ($)	Other reserves [member] HKD ($)	Exchange Reserve [Member] USD ($)	Exchange Reserve [Member] HKD ($)	USD ($)	HKD ($)
Balance at Dec. 31, 2021		$ 10		$ (346,143)		$ 180,510		$ 1,769		$ (163,854)
IfrsStatementLineItems [Line Items]
Effect of merger accounting for common control combination						(33,420)				(33,420)
Profit for the year				33,409,353						33,409,353
Exchange difference on translation of foreign operation								(12,827)		(12,827)
Balance at Dec. 31, 2022		10		33,063,210		147,090		(11,058)		33,199,252
IfrsStatementLineItems [Line Items]
Effect of merger accounting for common control combination						(137,111)				(137,111)
Profit for the year				(37,446,111)						(37,446,111)
Exchange difference on translation of foreign operation								(3,475)		(3,475)
Balance at Dec. 31, 2023		10		(4,382,901)		9,979		(14,533)		(4,387,445)
IfrsStatementLineItems [Line Items]
Profit for the year				32,900,444					$ 4,235,545	32,900,444
Exchange difference on translation of foreign operation								(28,025)	(3,608)	(28,025)
Issuance of shares		119,340								119,340
Share repurchase		(60,850)								(60,850)
Balance at Dec. 31, 2024	$ 7,531	$ 58,500	$ 3,671,298	$ 28,517,543	$ 1,285	$ 9,979	$ (5,479)	$ (42,558)	$ 3,674,635	$ 28,543,464